Other Financial Liabilities - Summary of Individual Identification of Unsecured Liabilities by Debtor (Detail) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLF ( )	Dec. 31, 2019 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | $			$ 45,293,426	$ 45,315,051
Non-current, Maturity | $			1,446,106,652	1,531,974,852
Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | $			9,140,614	7,700,030
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity | $			36,152,812	37,615,021
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | $			32,474,175	31,624,776
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | $			32,474,175	31,624,776
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | $			314,559,708	31,624,776
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | $			32,474,175	328,045,479
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity | $			$ 1,034,124,419	$ 1,109,055,045
Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	45,293,426	45,315,051
Non-current, Maturity	1,446,106,652	1,531,974,852
Unsecured Bonds [Member] | Less than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,140,614	7,700,030
Unsecured Bonds [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	36,152,812	37,615,021
Unsecured Bonds [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
Unsecured Bonds [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	31,624,776
Unsecured Bonds [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	314,559,708	31,624,776
Unsecured Bonds [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	32,474,175	328,045,479
Unsecured Bonds [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,034,124,419	1,109,055,045
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	796.00%	796.00%
Nominal Annual Rate	788.00%	788.00%
Current, Maturity	4,802,802	5,058,091
Non-current, Maturity	145,773,744	153,480,285
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-1 [Member] | Less than 90 days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,802,802	5,058,091
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-1 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	145,773,744	153,480,285
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	740.00%	740.00%
Nominal Annual Rate	733.00%	733.00%
Current, Maturity	1,535,840	1,617,476
Non-current, Maturity	49,297,180	51,960,662
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-2 [Member] | Less than 90 days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,535,840	1,617,476
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,297,180	51,960,662
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-3 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	826.00%	826.00%
Nominal Annual Rate	813.00%	813.00%
Current, Maturity	972,757	1,024,463
Non-current, Maturity	23,349,497	24,876,133
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-3 [Member] | Less than 90 days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	972,757	1,024,463
Unsecured Bonds [Member] | BNY Mellon - Primera Emision S-3 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	23,349,497	24,876,133
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	432.00%	432.00%
Nominal Annual Rate	425.00%	425.00%
Current, Maturity	2,551,520	2,828,573
Non-current, Maturity	282,085,533	296,420,703
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | Three to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,551,520	2,828,573
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	282,085,533
Unsecured Bonds [Member] | BNY Mellon - Unica 24296 [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		296,420,703
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	717.00%	717.00%
Nominal Annual Rate	620.00%	620.00%
Current, Maturity	6,682,676	6,592,332
Non-current, Maturity	39,617,547	43,982,519
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Three to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,682,676	6,592,332
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,046,629	5,888,467
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,046,629	5,888,467
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,046,629	5,888,467
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,046,629	5,888,467
Unsecured Bonds [Member] | Banco Santander - 317 Serie-H [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,431,031	20,428,651
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	482.00%	482.00%
Nominal Annual Rate	475.00%	475.00%
Current, Maturity	26,918,616	26,267,670
Non-current, Maturity	210,076,143	230,052,539
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Three to Twelve Months [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	26,918,616	26,267,670
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,427,546	25,736,309
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,427,546	25,736,309
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,427,546	25,736,309
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,427,546	25,736,309
Unsecured Bonds [Member] | Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	104,365,959	127,107,303
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	524.00%	524.00%
Nominal Annual Rate	488.00%	488.00%
Current, Maturity	1,829,215	1,926,446
Non-current, Maturity	695,907,008	731,202,011
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | Less than 90 days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,829,215
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | Three to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,926,446
Unsecured Bonds [Member] | BNY Mellon - Unica [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	695,907,008	731,202,011